Cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash and cash equivalents	Cash and cash equivalents

	December 31,
	2022	2021
	£’000	£’000
Cash and cash equivalents	403,717	560,425
Restricted cash	860	1,748
	404,577	562,173
Restricted cash relates to amounts on deposit which have been granted to the Group to reimburse certain costs incurred in relation to the Group's first grant with the Gates Foundation.